Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 612,070	$ 506,524
Accounts receivable, net	29,631	59,631
Investment tax credits receivable	64,302	171,204
Other tax credits	38,192	35,351
Prepaid expenses	12,587	27,911
Total Current Assets	756,782	800,621
Investments	732,979	709,047
Intangible assets	5,327
Property and equipment, net	21,445	20,799
Total Assets	1,516,533	1,530,467
Current liabilities
Accounts payable	25,442	36,802
Accrued liabilities	19,991	21,487
Deferred revenue	2,924	89,844
Total current liabiliities	124,104	148,133
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2019 and March 31, 2019.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2019 and March 31, 2019.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at December 31, 2019 and 8,136,348 shares as at March 31, 2019.	$ 19,491,842	$ 19,491,842
Additional paid-in capital	2,963,912	2,963,912
Accumulated deficit	(20,634,193)	(20,622,106)
Accumulated other comprehensive income	(429,132)	(451,314)
Total shareholders' equity	1,392,429	1,382,334
Total liability and equity	$ 1,516,533	$ 1,530,467